UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

c/o Nanking Road Capital Management, LLC
111 Gillett Street
Hartford, CT 06105

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3604
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

ITEM 1.                      SCHEDULE OF INVESTMENTS

TAIWAN GREATER CHINA FUND
PORTFOLIO HIGHLIGHTS
(Unaudited) / March 31, 2011

Security Classifications			Ten Largest Holdings

Percent of Net Assets		Value (000)	Company	Percent of Net Assets

Common Stock	99.92%	$ 83,054	Hon Hai Precision Industry Co., Ltd.	8.99%
Short-Term Securities	0.21	171	HTC Corp.	7.08
Total Investments	100.13	83,225	Taiwan Semiconductor Manufacturing Co., Ltd.	7.06
Liabilities (Net of Other Assets)	(0.13)	(109)	Nan Ya Plastics Corp.	6.18
Net Assets	100.00%	$ 83,116	Formosa Plastics Corp.	6.01
			Formosa Chemicals & Fiber Corp.	4.65
			MediaTek Inc.	4.59
			China Steel Corp.	3.89
			AU Optronics Corp.	3.19
			Delta Electronics Inc.	3.09

Industry Diversification
		Percent of
Ten Largest Sectors		Net Assets

Plastics		16.84%
Semiconductors		16.54
Computer Systems & Hardware		16.06
Electronic Components		10.97
Computer Peripherals/ODM		8.45
Financial Services		4.62
Flat-Panel Displays		4.44
Food		4.40
Steel		4.02
Cement		3.06

SCHEDULE OF INVESTMENTS / (Unaudited) March 31, 2011

COMMON STOCK — 99.92%

			% of	U.S. Dollar
Shares			Net Assets	Value
Cement — 3.06%
865,043		Asia Cement Corp.	1.17	$ 972,206
1,303,715		Taiwan Cement Corp.	1.89	1,573,839
				2,546,045
Computer Peripherals/ODM — 8.45%
165,909		Chicony Electronics Co., Ltd.	0.36	297,324
150,535		HTC Corp.	7.08	5,886,872
680,896		Lite-on Technology Corp.	1.01	838,183
				7,022,379
Computer Systems & Hardware — 16.06%
412,828		Acer Inc.	1.01	842,306
146,834		Asustek Computer Inc.	1.53	1,270,760
761,078		Compal Electronics Inc.	0.91	755,721
2,132,363		Hon Hai Precision Industry Co., Ltd.	8.99	7,468,745
972,046		Quanta Computer Inc.	2.21	1,834,548
739,369		Wistron Corp.	1.41	1,171,646
				13,343,726
Electrical & Machinery — 0.73%
332,000		Teco Electric & Machinery Co., Ltd.	0.28	232,571
718,837	*	Walsin Lihwa Corp.	0.45	377,666
				610,237
Electronic Components — 10.97%
251,343		Catcher Technology Co., Ltd.	1.50	1,243,595
398,000		Coretronic Corp.	0.77	642,874
648,991		Delta Electronics Inc.	3.09	2,571,070
205,658	*	E Ink Holdings Inc.	0.40	332,541
130,715		Everlight Electronics Co.	0.45	369,827
245,678		Foxconn Technology Co., Ltd.	1.13	935,693
745,093	*	Pegatron Corp.	1.02	844,998
132,020		Shin Zu Shing Co., Ltd.	0.42	349,276
85,210		Simplo Technology Co., Ltd.	0.64	533,160
230,170		TXC Corp.	0.51	427,357
475,926		WPG Holdings Co., Ltd.	0.96	801,113
9,478		Young Fast Optoelectronics Co., Ltd.	0.08	69,618
				9,121,122
Electronics/Other — 2.34%
198,950		Lumax International Corp., Ltd.	0.47	392,393
663,766		Synnex Technology International Corp.	1.87	1,548,419
				1,940,812
Financial Services — 4.62%
1,428,550		Cathay Financial Holding Co., Ltd.	2.84	2,358,490
1,114,557		Fubon Financial Holding Co., Ltd.	1.78	1,480,037
				3,838,527
Flat-Panel Displays — 4.44%
3,031,292	*	AU Optronics Corp.	3.19	2,649,172
1,015,732	*	Chimei Innolux Corp.	1.25	1,041,396
				3,690,568

Food — 4.40%
151,943		Great Wall Enterprises Co.	0.20	162,241
416,000		Tingyi (Cayman Islands) Holdings Corp.	1.23	1,020,669
1,378,992		Uni-President Enterprise Corp.	2.27	1,889,801
742,000		Want Want China Holdings, Ltd.	0.70	581,422
				3,654,133
Glass, Paper & Pulp — 0.98%
643,995		Taiwan Glass Industrial Corp.	0.98	814,657

Hotels — 0.15%
7,470		Formosa International Hotels Corp.	0.15	127,264

Plastics — 16.84%
1,018,897		Formosa Chemicals & Fiber Corp.	4.65	3,863,264
1,419,271		Formosa Plastics Corp.	6.01	4,995,224
1,743,968		Nan Ya Plastics Corp.	6.18	5,141,702
				14,000,190
Retailing — 0.71%
86,046		Far Eastern Department Stores Co., Ltd.	0.16	135,914
102,445		President Chain Store Corp.	0.55	454,622
				590,536
Rubber — 1.35%
484,192		Cheng Shin Rubber Ind. Co., Ltd.	1.35	1,122,926

Semiconductors — 16.54%
2,240,434		Advanced Semiconductor Engineering Inc.	2.92	2,430,368
332,044		MediaTek Inc.	4.59	3,816,468
95,851		Powertech Technology Inc.	0.36	300,196
473,193		Siliconware Precision Industries Co., Ltd.	0.71	592,155
2,444,284		Taiwan Semiconductor Manufacturing Co., Ltd.	7.06	5,868,210
1,428,397		United Microelectronics Corp.	0.90	743,173
				13,750,570
Steel — 4.02%
2,708,513		China Steel Corp.	3.89	3,237,468
91,004		Tung Ho Steel Enterprise Corp.	0.13	105,682
				3,343,150
Textiles — 1.52%
816,080		Far Eastern New Century Corp.	1.52	1,261,293

Transportation — 0.37%
144,000		U-Ming Marine Transport Corp.	0.37	306,539

Other Non-Tech — 2.37%
273,263		Giant Manufacturing Co., Ltd.	1.34	1,110,448
341,900		Merida Industry Co., Ltd.	0.76	633,643
243,709		Pou Chen Corp.	0.27	225,004
				1,969,095

TOTAL COMMON STOCK (COST $68,002,318)			99.92	83,053,769

SHORT TERM SECURITIES — 0.21%

Time Deposit — 0.21%
Citibank - London, 0.03%, Due 04/01/11			0.21	170,869

TOTAL SHORT-TERM SECURITIES				170,869
(COST $170,869)

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $68,173,187)			100.13	83,224,638

LIABILITIES (NET OF OTHER ASSETS)			(0.13)	(108,482)

NET ASSETS			100.00	$ 83,116,156

At March 31, 2011, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes.  At March 31, 2011, the unrealized appreciation of $15,051,451 for financial reporting purposes consisted of $22,615,785 of gross unrealized appreciation and $7,564,334 of gross unrealized depreciation.

*Non-income producing: These stocks did not pay a cash dividend during the past year.

— Fair Value Measurements and Disclosures — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new requirements for disclosures into and out of Levels I and II fair-valued measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level III fair-valued measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level III reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009 and has been incorporated in these financial statements.  The new disclosures for Level III activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010.

The Trust values its investments in accordance with Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The changes to current practices, resulting from the application of ASC 820, relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. ASC 820 emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the ASC 820 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at March 31, 2011 using the fair value hierarchy:

At March 31, 2011	Level I*	Level II*	Level III	Total

Investments, at value	$83,224,638	-	-	$83,224,638
Common Stocks	83,053,769	-	-	83,053,769
Time Deposits	170,869	-	-	170,869

*At March 31, 2011, there were no significant transfers in or out of Level I and Level II fair value measurements.

— Subsequent Events — Management of the Fund has performed an evaluation of the subsequent events through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are filed as Exhibits Ex.99.906 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By:  /s/ Frederick C. Copeland Jr.
Name: Frederick C. Copeland Jr.
Title: Chief Executive Officer (Principal Executive Officer)
Date:  May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Frederick C. Copeland Jr.
Name: Frederick C. Copeland Jr.
Title: Chief Executive Officer (Principal Executive Officer)
Date: May 27, 2011

By:  /s/ Jon Kathe
Name: Jon Kathe
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Date:  May 27, 2011